Employee Benefit Plans - Asset Allocation (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	100.00%	100.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual Allocation	100.00%	100.00%
Equity securities | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target allocation, minimum	40.00%	40.00%
Target allocation, maximum	80.00%	80.00%
Actual Allocation	73.00%	67.00%
Equity securities | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	55.00%	55.00%
Actual Allocation	67.00%	63.00%
Debt securities | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target allocation, minimum	20.00%	20.00%
Target allocation, maximum	60.00%	60.00%
Actual Allocation	26.00%	32.00%
Debt securities | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	27.00%	27.00%
Actual Allocation	13.00%	19.00%
Real estate | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%	0.00%
Actual Allocation	0.00%	0.00%
Real estate | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	18.00%	18.00%
Actual Allocation	14.00%	13.00%
Money market funds | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target allocation, minimum	0.00%	0.00%
Target allocation, maximum	5.00%	5.00%
Actual Allocation	1.00%	1.00%
Money market funds | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%	0.00%
Actual Allocation	6.00%	5.00%